Summary of Significant Accounting Policies - Advertising (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		11 Months Ended	12 Months Ended
	Feb. 04, 2016	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017
Accounting Policies [Line Items]
Advertising expense		$ 10,329	$ 8,058	$ 28,655	$ 38,477	$ 38,213
Predecessor
Accounting Policies [Line Items]
Advertising expense	$ 2,293